Shareholder Report, Holdings (Details) - C000202340	Dec. 31, 2024
A
Holdings [Line Items]
Percent of Total Investments	0.10%
BBB/Baa
Holdings [Line Items]
Percent of Total Investments	4.10%
BB/Ba
Holdings [Line Items]
Percent of Total Investments	38.80%
B
Holdings [Line Items]
Percent of Total Investments	45.30%
CCC/Caa
Holdings [Line Items]
Percent of Total Investments	8.70%
N/R
Holdings [Line Items]
Percent of Total Investments	3.00%